October 3, 2011

VIA EDGAR SYSTEM

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	The Arbitrage Funds

File Nos. 333-30470 and 811-09815

Rule 497(j) Certification

Ladies & Gentlemen:

The undersigned officer of The Arbitrage Funds (the “Company”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

1. that the form of prospectus that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 14 to the Form N-1A Registration Statement filed by the Company on September 28, 2011, which is the most recent amendment to such registration statement and became effective that same day; and

2. that the text of Post-Effective Amendment No. 14 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on September 28, 2011.

Very truly yours,

THE ARBITRAGE FUNDS

By:	/s/ Matthew Hemberger
Matthew Hemberger
Chief Compliance Officer